DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Real Estate Disposals
The following table is a summary of the real estate properties disposed of by the Trust subsequent to the year ended September 30, 2016 (dollars in thousands):

Location	Sale Date	No. of Units	Sales Price	Gain on Sale	Non-controlling partner portion of gain
Greenville, SC	10/19/2016	350	$68,000	$18,937	$9,669
Panama City, FL	10/26/2016	160	14,720	7,390	3,732
Atlanta, GA	11/21/2016	350	36,750	8,796	4,046
Hixon, TN	11/30/2016	156	10,775	479	120
		1,016	$130,245	$35,602	$17,567
The following table is a summary of the real estate properties disposed of by the Trust in the year ended September 30, 2016 (dollars in thousands):

Location	Sale Date	No. of Units	Sales Price	Gain on Sale	Non-controlling partner portion of gain
Cordova, TN	3/2/2016	464	31,100	6,731	2,195
Kennesaw, GA	3/15/2016	450	64,000	17,462	10,037
Pooler, GA	4/6/2016	300	38,500	5,710	1,405
Collierville, TN	6/1/2016	324	34,300	4,586	917
Little Rock, AK (1)	6/6/2016	172	2,372	386	—
Wichita, KS	9/1/2016	496	30,400	10,718	4,241
		2,206	$200,672	$45,593	$18,795
(1) Reflects the sale of a partnership interest
The assets and liabilities as of September 30, 2015 of the discontinued operations of the Newark Joint Venture and the statement of operations for the twelve months ended September 30, 2016 and 2015, are summarized as follows (dollars in thousands):

Balance Sheet	September 30, 2015
ASSETS
Real estate properties, net	$141,441
Restricted cash	13,277
Deposits and escrows	93
Other assets	8,734
Total assets of discontinued operations	$163,545

LIABILITIES
Mortgage payable, net of deferred costs of $9,683	$100,692
Accounts payable and accrued liabilities	6,848
Deferred income	30,990
Total liabilities of discontinued operations	$138,530

Statement of Operations
	Twelve Months Ended September 30,

	2016	2015
Revenues:
Rental and other revenue from real estate properties	$2,437	$4,335
Other income	444	1,067
Total revenues	2,881	5,402

Expenses:
Real estate operating expenses	2,277	4,610
Interest expense	2,242	4,880
Depreciation	1,150	2,241
Total expense	5,669	11,731
Income from discontinued operations	(2,788)	(6,329)
Gain on sale of partnership interest	15,467	—
Discontinued operations	$12,679	$(6,329)